Pay vs Performance Disclosure	3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2023	May 09, 2023	Oct. 02, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and the Company’s financial performance.
Required Tabular Disclosure of Compensation Actually Paid Versus Performance
The following table provides information on CAP for each person who served as our principal executive officer (“PEO”) and (on average) our non-PEO named executive officers (“non-PEO NEOs”) for the years ended December 31, 2024, 2023 and 2022, as well as total stockholder return (“TSR”) and Net income (loss) metrics.
CAP listed in each column (c) for persons who served as our PEO and column (e) for our non-PEO NEOs below is not equivalent to actual cash compensation or the value of equity compensation awards that vested during the applicable year. CAP includes, among other items, unpaid amounts of equity incentive compensation that may be realizable in future periods upon the satisfaction of certain performance- and/or service-based vesting conditions. As a result, the dollar amounts reflected do not fully represent the actual final amount of compensation earned or actually paid to persons who served as our PEO or non-PEO NEOs during the applicable years. With respect to CAP to Mr. Mattson for 2024 and 2023 and average CAP to our non-PEO NEOs for 2024, the price per share of our Common Stock is a significant driver of fluctuations in the fair value and ultimate payout under our equity incentive plans, including the CEO Performance Plan granted to Mr. Mattson, who served as our PEO for 2024 and 2023, and the CCO Performance Plan granted to Mr. Harvey and the Forfeited CFO Performance Plan granted to Mr. Smith, each of whom were non-PEO NEOs for 2024. As a result, volatility in the price per share of our Common Stock has, and is expected to significantly impact CAP so long as such equity incentive rewards remain outstanding.

Year	Summary Compensation Table Total for PEO (Kenny Dichter) ($)(1)	Summary Compensation Table Total for PEO (Todd Smith) ($)(2)	Summary Compensation Table Total for PEO (George Mattson) ($)(3)	Compensation Actually Paid to PEO (Kenny Dichter) ($)(4)	Compensation Actually Paid to PEO (Todd Smith) ($)(5)	Compensation Actually Paid to PEO (George Mattson) ($)(6)	Average Summary Compensation Table Total for non-PEO NEOs ($)(7)	Average Compensation Actually Paid to non-PEO NEOs ($)(8)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(9)	Net Income (Loss) ($ in millions)(10)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)
2024	$—	$—	$1,567,560	$—	$—	$(109,432,440)	$33,146,179	$9,497,264	$3.56	$(339.6)
2023	$5,612,604	$4,414,756	$148,978,853	$2,305,627	$1,851,971	$223,078,853	$1,512,416	$789,098	$3.55	$(487.4)
2022	$8,650,754	$—	$—	$(11,605,222)	$—	$—	$3,008,812	$398,569	$10.67	$(555.5)

(1)
No amount is shown for 2024, because Mr. Dichter did not serve as PEO at any point during such period. For 2023 and 2022, represents amounts for Mr. Dichter, who served as our PEO from July 13, 2021 to May 9, 2023, calculated as required for the purpose of the Summary Compensation Table.

(2)
No amounts are shown for 2024 and 2022, because Mr. Smith did not serve as PEO at any point during such periods. For 2023, represents amounts for Mr. Smith, who served as our interim PEO from May 9, 2023 to October 2, 2023, calculated as required for the purpose of the Summary Compensation Table. Amounts for 2024 and 2022 for Mr. Smith, who after his service as our PEO for a portion of 2023 continued to serve as Chief Financial Officer from October 2, 2023 to September 6, 2024 and is a non-PEO NEO for 2024, are included in the averages reported in columns titled “Average Summary Compensation Table Total for non-PEO NEOs” and “Average Compensation Actually Paid to non-PEO NEOs.”

(3)
For 2024 and 2023, represents amounts for Mr. Mattson, who has served as our PEO since October 2, 2023, calculated as required for the purpose of the Summary Compensation Table. No amounts are shown for 2022, because Mr. Mattson did not serve as PEO at any point during such period.

(4)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable years. No amounts are shown for 2024, because Mr. Dichter did not serve as PEO at any point during such period. The adjustments made to total compensation for 2023 and 2022 to determine CAP for Mr. Dichter, which include, among other things, unpaid amounts of equity incentive compensation that were realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2024	$—	—	$—	+	$—	=	$—
2023	$5,612,604	—	$—	+	$(3,306,977)	=	$2,305,627
2022	$8,650,754	—	$3,595,000	+	$(16,660,976)	=	$(11,605,222)

(a)
Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table set forth in the Company’s definitive proxy statement on Schedule 14A filed with the SEC on April 24, 2024, for 2023 and 2022 for Mr. Dichter.

(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Dichter during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Dichter as set forth in the applicable SEC rules and summarized in the table below. No amounts are shown for 2024, because Mr. Dichter did not serve as PEO at any point during such period.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($))		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2024	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$—	=	$—
2023	$—	+	$—	+	$(840,127)	+	$ —	+	$ —	+	$ —	—	$2,466,850	=	$(3,306,977)
2022	$2,039,400	+	$(4,850,309)	+	$(13,850,067)	+	$—	+	$—	+	$—	—	$—	=	$(16,660,976)

(5)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during 2023. No amounts are shown for 2024 and 2022, because Mr. Smith did not serve as PEO at any point during such periods. The adjustments made to total compensation for 2023 to determine CAP for Mr. Smith, which include, among other things, unpaid amounts of equity incentive compensation that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2024	$—	—	$—	+	$—	=	$—
2023	$4,414,756	—	$2,884,410	+	$321,625	=	$1,851,971
2022	$—	—	$—	+	$—	=	$—

(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for Mr. Smith.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Smith during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Smith as set forth in the applicable SEC rules and summarized in the table below. The “Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End” column excludes certain PSUs that the Compensation Committee determined were forfeited as of December 31, 2023 as a result of the non-achievement of certain Adjusted EBITDA (a non-GAAP financial measure) and Relative TSR vesting conditions related to one-year performance for fiscal year 2023.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2024	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$ —	=	$—
2023	$1,261,112	+	$(469,743)	+	$(469,743)	+	$ —	+	$ —	+	$ —	—	$ —	=	$321,625
2022	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$ —	=	$—

(6)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable year. The aggregate value of cash compensation and perquisites and other benefits paid to Mr. Mattson for 2024 was $1,475,000. The adjustments made to total compensation for 2024 and 2023 to determine CAP for Mr. Mattson, which include, among other things, unpaid amounts of equity incentive compensation that require the satisfaction of both performance- and service-based vesting conditions under the CEO Performance Plan, if at all, that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules. The Investor Multiple on Invested Capital will need to be greater than 6.5x for the CEO Performance Plan, if realized upon the satisfaction of both performance- and service-based vesting conditions in connection with the Final Determination Date, to be fully settled at a level consistent with the estimated fair value required to be included in CAP in the “Fair Value of CAP Calculated Using SEC Methodology” column below for 2023. The price per share of our Common Stock is a significant driver of fluctuations in the fair value and ultimate payout under the CEO Performance Plan granted to Mr. Mattson. As a result, volatility in the price per share of our Common Stock has, and is expected to significantly impact CAP so long as such equity incentive rewards remain outstanding. No amounts are shown for 2022, because Mr. Mattson did not serve as PEO at any point during such periods.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2024	$1,567,560	—	$—	+	$(111,000,000)	=	$(109,432,440)
2023	$148,978,853	—	$148,400,000	+	$222,500,000	=	$223,078,853
2022	$—	—	$—	+	$—	=	$—

(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for Mr. Mattson.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Mattson during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Mattson as set forth in the applicable SEC rules and summarized in the table below. For the CEO Performance Plan, if realized, to be fully settled in connection with the Final Determination Date at a level consistent with the estimated fair value required to be included in CAP as calculated pursuant to applicable SEC rules in the “Year End Fair Value of Current Year Awards Outstanding and Unvested as of Year End” column below for 2023, the Investor Multiple on Invested Capital will need to be greater than 6.5x. The CEO Performance Plan will vest, if at all, on or before September 20, 2028, the Term Loan Maturity Date.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2024	$—	+	$(111,000,000)	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$(111,000,000)
2023	$222,500,000	+	$—	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$222,500,000
2022	$—	+	$—	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$—

(7)
Represents average amounts for the following non-PEO NEOs calculated for the purpose of the Summary Compensation Table for the applicable periods: (i) for 2024, David Harvey (current Chief Commercial Officer), Mark Briffa (current EVP, Charter & CEO of Air Partner) and Todd Smith (former Chief Financial Officer); (ii) for 2023, Mark Briffa (current EVP, Charter & CEO of Air Partner) and Laura Heltebran (former Chief Legal Officer); and (iii) for 2022, Todd Smith (former Chief Financial Officer), Stevens Sainte-Rose (former Chief People Officer), Lee Applbaum (former Chief Marketing Officer), Laura Heltebran (former Chief Legal Officer), Eric Jacobs (former Chief Financial Officer), Eric Cabezas (Interim Chief Financial Officer during 2024 and 2022, and current Senior Vice President, Finance), Vinayak Hegde (former President) and Jason Horowitz (former Chief Business Officer).

(8)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable year. The value of average cash compensation and perquisites and other benefits paid to our non-PEO NEOs for 2024 was $862,795. The adjustments made to total compensation for each year to determine CAP for our non-PEO NEOs, which include, among other things, unpaid amounts of equity incentive compensation that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules. The price per share of our Common Stock is a significant driver of fluctuations in the fair value and ultimate payout under our equity incentive plans, including the CCO Performance Plan granted to Mr. Harvey, who was a non-PEO NEO for 2024. As a result, volatility in the price per share of our Common Stock has, and is expected to significantly impact CAP so long as such equity incentive rewards remain outstanding.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2024	$33,146,179	—	$32,209,949	+	$8,561,034	=	$9,497,264
2023	$1,512,416	—	$528,196	+	$(195,123)	=	$789,098
2022	$3,008,812	—	$1,871,198	+	$(739,045)	=	$398,569

(a)	Represents the average total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for the applicable year for our non-PEO NEOs.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to each of our non-PEO NEOs during the applicable year, the CAP table above requires us to calculate average equity fair value for our non-PEO NEOs as set forth in the applicable SEC rules and summarized in the table below. The “Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End” column excludes certain PSUs that the Compensation Committee determined were forfeited as of December 31, 2024 and 2023, respectively, as a result of the non-achievement of certain vesting conditions related to completed performance periods for which vesting may not occur until after the last vesting period associated with such award, in each case subject to the non-PEO NEOs continued service to the Company through the vesting date.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During The Current Year ($)		Fair Value of Equity for CAP ($)
2024	$8,876,616	+	$(27,254)	+	$(15,126)	+	$ —	+	$—	+	$ —	—	$273,202	=	$8,561,034
2023	$155,318	+	$(192,700)	+	$(157,741)	+	$ —	+	$—	+	$ —	—	$—	=	$(195,123)
2022	$341,132	+	$(209,308)	+	$(747,408)	+	$ —	+	$191,383	+	$ —	—	$314,844	=	$(739,045)

(9)	Pursuant to SEC rules, the TSR amount for 2024 assumes an initial investment of $100 on December 31, 2021 through and including December 31, 2024.
(10)
Reflects Net income (loss) attributable to Wheels Up stockholders prepared in accordance with U.S. GAAP as shown in Wheels Up’s consolidated statements of operations for each of the periods reflected in the table as set forth in our Annual Reports on Form 10-K for the years ended December 31, 2024, 2023 and 2022, as applicable.

Named Executive Officers, Footnote
(1)
No amount is shown for 2024, because Mr. Dichter did not serve as PEO at any point during such period. For 2023 and 2022, represents amounts for Mr. Dichter, who served as our PEO from July 13, 2021 to May 9, 2023, calculated as required for the purpose of the Summary Compensation Table.

(2)
No amounts are shown for 2024 and 2022, because Mr. Smith did not serve as PEO at any point during such periods. For 2023, represents amounts for Mr. Smith, who served as our interim PEO from May 9, 2023 to October 2, 2023, calculated as required for the purpose of the Summary Compensation Table. Amounts for 2024 and 2022 for Mr. Smith, who after his service as our PEO for a portion of 2023 continued to serve as Chief Financial Officer from October 2, 2023 to September 6, 2024 and is a non-PEO NEO for 2024, are included in the averages reported in columns titled “Average Summary Compensation Table Total for non-PEO NEOs” and “Average Compensation Actually Paid to non-PEO NEOs.”

(3)
For 2024 and 2023, represents amounts for Mr. Mattson, who has served as our PEO since October 2, 2023, calculated as required for the purpose of the Summary Compensation Table. No amounts are shown for 2022, because Mr. Mattson did not serve as PEO at any point during such period.

(7)
Represents average amounts for the following non-PEO NEOs calculated for the purpose of the Summary Compensation Table for the applicable periods: (i) for 2024, David Harvey (current Chief Commercial Officer), Mark Briffa (current EVP, Charter & CEO of Air Partner) and Todd Smith (former Chief Financial Officer); (ii) for 2023, Mark Briffa (current EVP, Charter & CEO of Air Partner) and Laura Heltebran (former Chief Legal Officer); and (iii) for 2022, Todd Smith (former Chief Financial Officer), Stevens Sainte-Rose (former Chief People Officer), Lee Applbaum (former Chief Marketing Officer), Laura Heltebran (former Chief Legal Officer), Eric Jacobs (former Chief Financial Officer), Eric Cabezas (Interim Chief Financial Officer during 2024 and 2022, and current Senior Vice President, Finance), Vinayak Hegde (former President) and Jason Horowitz (former Chief Business Officer).

Adjustment To PEO Compensation, Footnote
(4)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable years. No amounts are shown for 2024, because Mr. Dichter did not serve as PEO at any point during such period. The adjustments made to total compensation for 2023 and 2022 to determine CAP for Mr. Dichter, which include, among other things, unpaid amounts of equity incentive compensation that were realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2024	$—	—	$—	+	$—	=	$—
2023	$5,612,604	—	$—	+	$(3,306,977)	=	$2,305,627
2022	$8,650,754	—	$3,595,000	+	$(16,660,976)	=	$(11,605,222)

(a)
Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table set forth in the Company’s definitive proxy statement on Schedule 14A filed with the SEC on April 24, 2024, for 2023 and 2022 for Mr. Dichter.

(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Dichter during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Dichter as set forth in the applicable SEC rules and summarized in the table below. No amounts are shown for 2024, because Mr. Dichter did not serve as PEO at any point during such period.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($))		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2024	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$—	=	$—
2023	$—	+	$—	+	$(840,127)	+	$ —	+	$ —	+	$ —	—	$2,466,850	=	$(3,306,977)
2022	$2,039,400	+	$(4,850,309)	+	$(13,850,067)	+	$—	+	$—	+	$—	—	$—	=	$(16,660,976)

(5)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during 2023. No amounts are shown for 2024 and 2022, because Mr. Smith did not serve as PEO at any point during such periods. The adjustments made to total compensation for 2023 to determine CAP for Mr. Smith, which include, among other things, unpaid amounts of equity incentive compensation that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2024	$—	—	$—	+	$—	=	$—
2023	$4,414,756	—	$2,884,410	+	$321,625	=	$1,851,971
2022	$—	—	$—	+	$—	=	$—

(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for Mr. Smith.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Smith during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Smith as set forth in the applicable SEC rules and summarized in the table below. The “Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End” column excludes certain PSUs that the Compensation Committee determined were forfeited as of December 31, 2023 as a result of the non-achievement of certain Adjusted EBITDA (a non-GAAP financial measure) and Relative TSR vesting conditions related to one-year performance for fiscal year 2023.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2024	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$ —	=	$—
2023	$1,261,112	+	$(469,743)	+	$(469,743)	+	$ —	+	$ —	+	$ —	—	$ —	=	$321,625
2022	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$ —	=	$—

(6)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable year. The aggregate value of cash compensation and perquisites and other benefits paid to Mr. Mattson for 2024 was $1,475,000. The adjustments made to total compensation for 2024 and 2023 to determine CAP for Mr. Mattson, which include, among other things, unpaid amounts of equity incentive compensation that require the satisfaction of both performance- and service-based vesting conditions under the CEO Performance Plan, if at all, that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules. The Investor Multiple on Invested Capital will need to be greater than 6.5x for the CEO Performance Plan, if realized upon the satisfaction of both performance- and service-based vesting conditions in connection with the Final Determination Date, to be fully settled at a level consistent with the estimated fair value required to be included in CAP in the “Fair Value of CAP Calculated Using SEC Methodology” column below for 2023. The price per share of our Common Stock is a significant driver of fluctuations in the fair value and ultimate payout under the CEO Performance Plan granted to Mr. Mattson. As a result, volatility in the price per share of our Common Stock has, and is expected to significantly impact CAP so long as such equity incentive rewards remain outstanding. No amounts are shown for 2022, because Mr. Mattson did not serve as PEO at any point during such periods.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2024	$1,567,560	—	$—	+	$(111,000,000)	=	$(109,432,440)
2023	$148,978,853	—	$148,400,000	+	$222,500,000	=	$223,078,853
2022	$—	—	$—	+	$—	=	$—

(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for Mr. Mattson.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to Mr. Mattson during the applicable year, the CAP table above requires us to calculate equity fair value for Mr. Mattson as set forth in the applicable SEC rules and summarized in the table below. For the CEO Performance Plan, if realized, to be fully settled in connection with the Final Determination Date at a level consistent with the estimated fair value required to be included in CAP as calculated pursuant to applicable SEC rules in the “Year End Fair Value of Current Year Awards Outstanding and Unvested as of Year End” column below for 2023, the Investor Multiple on Invested Capital will need to be greater than 6.5x. The CEO Performance Plan will vest, if at all, on or before September 20, 2028, the Term Loan Maturity Date.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2024	$—	+	$(111,000,000)	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$(111,000,000)
2023	$222,500,000	+	$—	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$222,500,000
2022	$—	+	$—	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$—

Non-PEO NEO Average Total Compensation Amount				$ 33,146,179	$ 1,512,416	$ 3,008,812
Non-PEO NEO Average Compensation Actually Paid Amount				$ 9,497,264	789,098	398,569
Adjustment to Non-PEO NEO Compensation Footnote
(8)
CAP, as calculated in accordance with SEC rules, does not fully represent the actual final amount of compensation earned or actually paid during the applicable year. The value of average cash compensation and perquisites and other benefits paid to our non-PEO NEOs for 2024 was $862,795. The adjustments made to total compensation for each year to determine CAP for our non-PEO NEOs, which include, among other things, unpaid amounts of equity incentive compensation that may be realizable in future periods, are shown in the tables below and were calculated pursuant to applicable SEC rules. The price per share of our Common Stock is a significant driver of fluctuations in the fair value and ultimate payout under our equity incentive plans, including the CCO Performance Plan granted to Mr. Harvey, who was a non-PEO NEO for 2024. As a result, volatility in the price per share of our Common Stock has, and is expected to significantly impact CAP so long as such equity incentive rewards remain outstanding.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2024	$33,146,179	—	$32,209,949	+	$8,561,034	=	$9,497,264
2023	$1,512,416	—	$528,196	+	$(195,123)	=	$789,098
2022	$3,008,812	—	$1,871,198	+	$(739,045)	=	$398,569

(a)	Represents the average total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for the applicable year for our non-PEO NEOs.
(b)
The fair value of equity component of the CAP calculation was determined in accordance with SEC rules. Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted to each of our non-PEO NEOs during the applicable year, the CAP table above requires us to calculate average equity fair value for our non-PEO NEOs as set forth in the applicable SEC rules and summarized in the table below. The “Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End” column excludes certain PSUs that the Compensation Committee determined were forfeited as of December 31, 2024 and 2023, respectively, as a result of the non-achievement of certain vesting conditions related to completed performance periods for which vesting may not occur until after the last vesting period associated with such award, in each case subject to the non-PEO NEOs continued service to the Company through the vesting date.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During The Current Year ($)		Fair Value of Equity for CAP ($)
2024	$8,876,616	+	$(27,254)	+	$(15,126)	+	$ —	+	$—	+	$ —	—	$273,202	=	$8,561,034
2023	$155,318	+	$(192,700)	+	$(157,741)	+	$ —	+	$—	+	$ —	—	$—	=	$(195,123)
2022	$341,132	+	$(209,308)	+	$(747,408)	+	$ —	+	$191,383	+	$ —	—	$314,844	=	$(739,045)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Financial Performance Measures
We do not currently use TSR or Net income (loss) to make compensation decisions for our PEO or non-PEO NEOs. CAP to our PEO was relatively lower in 2024 compared to 2023, primarily as a result of the grant of the CEO Performance Plan in 2023 and no grants of equity incentive awards to our PEO in 2024, as well as the decrease in the price per share of our Common Stock from December 31, 2023 to December 31, 2024, which resulted in a significant decrease in the fair value of the CEO Performance Plan. Average CAP to our non-PEO NEOs was relatively higher in 2024 compared to each of 2023 and 2022, primarily due to the grant of the CCO Performance Plan in 2024, which is a multi-year, one-time performance award granted in lieu of future equity compensation grants.
Our TSR was lower in 2024 compared to 2023 and 2022. The CEO Performance Plan and CCO Performance Plan are multi-year, one-time performance awards that will vest, if at all, subject to the satisfaction of both performance- and service-based vesting conditions on or before the Term Loan Maturity Date. The price per share of our Common Stock is a significant driver of fluctuations in the fair value and ultimate payout under such plans. As a result, fluctuations in TSR attributable to volatility in the price per share of our Common Stock have, and are expected to significantly impact the value of the CEO Performance Plan and CCO Performance Plan in future periods prior to vesting or forfeiture.
Relative TSR was used as a performance-based vesting condition for certain PSUs that were granted to certain of our non-PEO NEOs in the first quarter of 2023. Thereafter, we discontinued use of that measure. Such PSUs will not vest until the end of a three-year performance period, if at all, subject to continued service of the recipient through the vesting date. The Compensation Committee has determined that PSUs that used Relative TSR for the one-year performance period for 2023 and for the two-year cumulative performance period for 2023 and 2024 will not vest due to achievement below the threshold performance goals, which reduced average CAP to certain of our non-PEO NEOs that received such awards.
Our Net income (loss) improved for the third straight year. Net income (loss) increased 30.3% year-over-year in 2024 despite approximately 37% lower Revenue in 2024 versus 2023. The improvement in Net income (loss) was primarily due to improvements in our operating margins as a result of measures we implemented to make our operations more efficient, our cost savings initiatives and our focus on more profitable flying. We did not use Net income (loss) as a metric when determining compensation decisions for our PEOs and non-NEO PEOs in 2024, 2023 or 2022.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Financial Performance Measures
We do not currently use TSR or Net income (loss) to make compensation decisions for our PEO or non-PEO NEOs. CAP to our PEO was relatively lower in 2024 compared to 2023, primarily as a result of the grant of the CEO Performance Plan in 2023 and no grants of equity incentive awards to our PEO in 2024, as well as the decrease in the price per share of our Common Stock from December 31, 2023 to December 31, 2024, which resulted in a significant decrease in the fair value of the CEO Performance Plan. Average CAP to our non-PEO NEOs was relatively higher in 2024 compared to each of 2023 and 2022, primarily due to the grant of the CCO Performance Plan in 2024, which is a multi-year, one-time performance award granted in lieu of future equity compensation grants.
Our TSR was lower in 2024 compared to 2023 and 2022. The CEO Performance Plan and CCO Performance Plan are multi-year, one-time performance awards that will vest, if at all, subject to the satisfaction of both performance- and service-based vesting conditions on or before the Term Loan Maturity Date. The price per share of our Common Stock is a significant driver of fluctuations in the fair value and ultimate payout under such plans. As a result, fluctuations in TSR attributable to volatility in the price per share of our Common Stock have, and are expected to significantly impact the value of the CEO Performance Plan and CCO Performance Plan in future periods prior to vesting or forfeiture.
Relative TSR was used as a performance-based vesting condition for certain PSUs that were granted to certain of our non-PEO NEOs in the first quarter of 2023. Thereafter, we discontinued use of that measure. Such PSUs will not vest until the end of a three-year performance period, if at all, subject to continued service of the recipient through the vesting date. The Compensation Committee has determined that PSUs that used Relative TSR for the one-year performance period for 2023 and for the two-year cumulative performance period for 2023 and 2024 will not vest due to achievement below the threshold performance goals, which reduced average CAP to certain of our non-PEO NEOs that received such awards.
Our Net income (loss) improved for the third straight year. Net income (loss) increased 30.3% year-over-year in 2024 despite approximately 37% lower Revenue in 2024 versus 2023. The improvement in Net income (loss) was primarily due to improvements in our operating margins as a result of measures we implemented to make our operations more efficient, our cost savings initiatives and our focus on more profitable flying. We did not use Net income (loss) as a metric when determining compensation decisions for our PEOs and non-NEO PEOs in 2024, 2023 or 2022.

Total Shareholder Return Amount				$ 3.56	3.55	10.67
Net Income (Loss)				$ (339,600,000)	(487,400,000)	$ (555,500,000)
PEO Name	Mr. Mattson	Mr. Dichter	Mr. Smith	Mr. Mattson		Mr. Dichter
Kenny Dichter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 0	5,612,604	$ 8,650,754
PEO Actually Paid Compensation Amount				0	2,305,627	(11,605,222)
Todd Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	4,414,756	0
PEO Actually Paid Compensation Amount				0	1,851,971	0
George Mattson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,567,560	148,978,853	0
PEO Actually Paid Compensation Amount				(109,432,440)	223,078,853	0
PEO [Member] | Kenny Dichter [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	(3,595,000)
PEO [Member] | Kenny Dichter [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(3,306,977)	(16,660,976)
PEO [Member] | Kenny Dichter [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	2,039,400
PEO [Member] | Kenny Dichter [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	(4,850,309)
PEO [Member] | Kenny Dichter [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Kenny Dichter [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(840,127)	(13,850,067)
PEO [Member] | Kenny Dichter [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(2,466,850)	0
PEO [Member] | Kenny Dichter [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Kenny Dichter [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Todd Smith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(2,884,410)	0
PEO [Member] | Todd Smith [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	321,625	0
PEO [Member] | Todd Smith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	1,261,112	0
PEO [Member] | Todd Smith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(469,743)	0
PEO [Member] | Todd Smith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Todd Smith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(469,743)	0
PEO [Member] | Todd Smith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Todd Smith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Todd Smith [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | George Mattson [Member]
Pay vs Performance Disclosure
Aggregate Value of Cash Compensation and Perquisites and Other Benefits Paid				$ 1,475,000
Minimum Investor Multiplier Applied on Invested Capital for Performance Awards				6.5
PEO [Member] | George Mattson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	(148,400,000)	0
PEO [Member] | George Mattson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(111,000,000)	222,500,000	0
PEO [Member] | George Mattson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	222,500,000	0
PEO [Member] | George Mattson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(111,000,000)	0	0
PEO [Member] | George Mattson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | George Mattson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | George Mattson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | George Mattson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | George Mattson [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Aggregate Value of Cash Compensation and Perquisites and Other Benefits Paid					862,795
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(32,209,949)	(528,196)	(1,871,198)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,561,034	(195,123)	(739,045)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,876,616	155,318	341,132
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(27,254)	(192,700)	(209,308)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	191,383
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(15,126)	(157,741)	(747,408)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(273,202)	0	(314,844)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0